Finance Lease Liabilities (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Finance Lease Liabilities (Textual)
Interest expense	$ 74,079	$ 82,511	$ 167,152	$ 187,170